UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $127,455 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106     7511   119300 SH       SOLE                   119300
ARGAN INC                      COM              04010E109     2667   266667 SH       SOLE                    26667
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103     3138   165569 SH       SOLE                   165569
CARPENTER TECHNOLOGY CORP      COM              144285103    24601   189632 SH       SOLE                   189632
CNX GAS CORP                   COM              12618H309    19300   670835 SH       SOLE                   670835
FUELCELL ENERGY INC            COM              35952H106      222    25000 SH       SOLE                    25000
GREAT LAKES BANCORP INC NEW    COM              390914109      384    28520 SH       SOLE                    28520
MASTERCARD INC                 CL A             57636Q104     8589    58100 SH       SOLE                    58100
MOLECULAR INSIGHT PHARM INC    COM              60852M104     3904   574935 SH       SOLE                   574935
NATIONAL FUEL GAS CO N J       COM              636180101    10757   229800 SH       SOLE                   229800
PHARMERICA CORP                COM              71714F104    10202   683766 SH       SOLE                   683766
PHH CORP                       COM NEW          693320202      258     9800 SH       SOLE                     9800
STURM RUGER & CO INC           COM              864159108     5106   285105 SH       SOLE                   285105
TERADATA CORP DEL              COM              88076W103     1520    58300 SH       SOLE                    58300
UNION PAC CORP                 COM              907818108    19017   168200 SH       SOLE                   168200
WASHINGTON GROUP INTL INC      COM NEW          938862208    13867   157926 SH       SOLE                   157926